Leasing Arrangements – Lessee - Schedule of Right-of-Use Assets and the Amortization Charge (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Right-of-Use Assets and the Amortization Charge [Line Items]
Carrying amount	$ 505,345	$ 53,036
Depreciation charge	166,506	15,937	$ 40,414
Buildings (Office and warehouse) [Member]
Schedule of Right-of-Use Assets and the Amortization Charge [Line Items]
Carrying amount	505,345	47,992
Depreciation charge	161,794	9,314	12,774
Transportation equipment (Business vehicles) [Member]
Schedule of Right-of-Use Assets and the Amortization Charge [Line Items]
Carrying amount		5,044
Depreciation charge	$ 4,712	$ 6,623	$ 27,640